REAL ESTATE PROPERTIES, NET	12 Months Ended
Dec. 31, 2012
REAL ESTATE PROPERTIES, NET
REAL ESTATE PROPERTIES, NET

2.  REAL ESTATE PROPERTIES, NET

(a)
Real estate properties consist of:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Income-producing properties
Land and improvements	$202,196	$202,753
Buildings, parking lots and roadways — cost	1,457,122	1,441,086
Buildings, parking lots and roadways — accumulated depreciation	(527,577)	(491,615)

	1,131,741	1,152,224
Development properties
Properties under development	4,417	2,556

	$1,136,158	$1,154,780

  During the year, the Company disposed of a 138 thousand square foot income-producing property for net proceeds of $1.2 million and recorded a nominal loss on disposal.

(b)
Future minimum rental payments to be received under operating leases in effect at December 31, 2012, substantially all of which are with Magna, are shown in the following table. These amounts are determined using foreign exchange rates as at December 31, 2012, and include contracted fixed rent increases but exclude any future Consumer Price Index increases and rents from any renewals on lease expiry.

2013	$180,320
2014	159,729
2015	155,982
2016	152,218
2017	144,822
Thereafter	179,540

$972,611